Consolidated Statements of Income - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statements of Income [Abstract]
Sales	$ 5,271	$ 5,556	$ 5,418
Cost of sales	3,454	3,702	3,746
Gross profit	1,817	1,854	1,672
Selling, transport and marketing expenses	767	798	746
General and administrative expenses	254	257	261
Research and development expenses	50	55	55
Other expenses	30	84	90
Other income	(40)	(859)	(109)
Operating income (loss)	756	1,519	629
Finance expenses	220	214	229
Finance income	(91)	(56)	(105)
Finance expenses, net	129	158	124
Share of profit loss of associates and joint ventures accounted for using equity method	1	3	0
Income (loss) before income taxes	628	1,364	505
Provision for income taxes	147	129	158
Net income (loss)	481	1,235	347
Net loss attributable to the non-controlling interests	6	(5)	(17)
Net income (loss) attributable to the shareholders of the Company	$ 475	$ 1,240	$ 364
Earnings (loss) per share attributable to the shareholders of the Company
Basic earnings (losses) per share (in $)	$ 0.37	$ 0.97	$ 0.29
Diluted earnings (losses) per share (in $)	$ 0.37	$ 0.97	$ 0.29
Weighted-average number of ordinary shares outstanding
Basic (in thousands)	1,278,950	1,277,209	1,276,072
Diluted (in thousands)	1,282,056	1,279,781	1,276,997